Current and deferred tax - Summary of Movement on Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liabilities [Line Items]
Charged/(Credited) to profit and loss	$ 2,216	$ 5,080
Deferred tax liabilities [Member]
Reconciliation of changes in deferred tax liabilities [Line Items]
Balance Beginning	2,464	2,045
Charged/(Credited) to profit and loss	204	419
Balance Ending	2,668	2,464
Deferred tax liabilities [Member] | Goodwill [member]
Reconciliation of changes in deferred tax liabilities [Line Items]
Balance Beginning	827	283
Charged/(Credited) to profit and loss	672	544
Balance Ending	1,499	827
Deferred tax liabilities [Member] | Customer relationship [Member]
Reconciliation of changes in deferred tax liabilities [Line Items]
Balance Beginning	1,246	1,464
Charged/(Credited) to profit and loss	(219)	(218)
Balance Ending	1,027	1,246
Deferred tax liabilities [Member] | Intellectual property [member]
Reconciliation of changes in deferred tax liabilities [Line Items]
Balance Beginning	163	223
Charged/(Credited) to profit and loss	(54)	(60)
Balance Ending	109	163
Deferred tax liabilities [Member] | Others [Member]
Reconciliation of changes in deferred tax liabilities [Line Items]
Balance Beginning	228	75
Charged/(Credited) to profit and loss	(195)	153
Balance Ending	$ 33	$ 228